Merger (Details) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Jun. 30, 2023
Merger
Common stock, shares outstanding		50,937,370	49,167,170
Exercise price of warrants			$ 11.50
Number of shares vested		449,000
Number of shares forfeited		10,200
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	463,800
If the stock price increases to $20 per share within 5 years
Merger
Share issue price		$ 20	$ 20
Minimum period considered for stock price increase		5 years	5 years
Number of shares to be released		20,000,000	20,000,000
If the stock price increases to $30 per share within 7 years
Merger
Share issue price		$ 30	$ 30
Minimum period considered for stock price increase		7 years	7 years
Number of shares to be released		20,000,000	20,000,000
If the stock price increases to $50 per share within 10 years
Merger
Share issue price		$ 50	$ 50
Minimum period considered for stock price increase		10 years	10 years
Number of shares to be released		20,000,000	20,000,000
2023 Plan
Merger
Number of common stock reserved for issuance		600,000	600,000
Number of shares vested		449,000
Number of shares forfeited		10,200
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period			463,800
Class E Warrants
Merger
Warrants outstanding		60,000,000	60,000,000
Minimum period for occurring triggering events after Merger		10 years	10 years
Conversion ratio		1.00%	1.00%
Class A common stock
Merger
Common stock, shares outstanding		49,167,170	47,500,000
Warrants outstanding			9,900,000
Exercise price of warrants		$ 11.50
Stock issued to shareholder, conversion of convertible securities		60,000,000
Class A common stock | Class E Warrants
Merger
Warrants outstanding		60,000,000	60,000,000
Class E common stock
Merger
Exercise price of warrants			$ 11.50
ADARA ACQUISITION CORP
Merger
Common stock, shares outstanding		900	900
Transaction costs incurred			$ 5.0
ADARA ACQUISITION CORP | Class A common stock
Merger
Common stock, shares outstanding		47,500,000	47,500,000